LAND USE RIGHTS, NET	12 Months Ended
Sep. 30, 2023
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

8.        LAND USE RIGHTS, NET

Land use rights, net consist of the following:

	September 30,
	2022	2023
	RMB	RMB
Land use rights	16,564	16,781
Accumulated amortization	(4,468)	(3,219)
Impairment provision	(10,304)	(10,304)
Land use rights, net	1,792	3,258

The depreciation expenses for the years ended September 30, 2022 and 2023 were RMB331 and RMB95 respectively. The disposal of Beijing Origin led to decrease in Accumulated amortization.